Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 99,546	$ 118,641	$ 104,411
FVTPL Securities	13,682	14,663	14,210
FVOCI Securities	37,879	43,071	63,123
Business and Government Loans	274,548	262,253	239,809
Other Assets	27,635	24,757	22,411
Derivative Assets
Derivative Assets	45,820	34,827	36,713
Derivative Liabilities
Derivative Liabilities	41,763	$ 29,825	30,815
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	99,546		104,411
FVTPL Securities	13,682		14,210
FVOCI Securities	37,879		63,123
Business and Government Loans	4,506		5,156
Other Assets	5,052		4,477
Fair value liabilities	65,845		57,969
Securities sold but not yet purchased	39,316		32,073
Structured note liabilities	23,268		22,665
Other liabilities	3,261		3,231
Derivative Assets
Derivative Assets	45,820		36,713
Derivative Liabilities
Derivative Liabilities	41,763		30,815
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,199		7,596
FVTPL Securities	548		863
FVOCI Securities	8,117		13,065
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,002		5,838
FVTPL Securities	1,193		1,380
FVOCI Securities	3,175		2,987
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	15,095		9,582
FVTPL Securities	8		38
FVOCI Securities	6,684		21,026
Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,314		458
FVOCI Securities	4,066		4,114
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,850		1,898
FVTPL Securities	89		92
FVOCI Securities	5,828		6,502
Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,944		14,054
FVTPL Securities	8		9
FVOCI Securities	6,013		12,136
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,667		9,894
FVTPL Securities	6,861		7,704
FVOCI Securities	3,845		3,161
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	286		160
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	44,189		54,931
FVTPL Securities	4,975		4,124
FVOCI Securities	151		132
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,915		8,072
Derivative Liabilities
Derivative Liabilities	10,750		6,779
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	16,260		14,985
Derivative Liabilities
Derivative Liabilities	14,614		12,455
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	10,782		7,618
Derivative Liabilities
Derivative Liabilities	4,693		2,191
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	9,850		6,038
Derivative Liabilities
Derivative Liabilities	11,705		9,383
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	13
Derivative Liabilities
Derivative Liabilities	1		7
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	58,276		69,825
FVTPL Securities	2,080		2,671
FVOCI Securities	9,361		33,064
Other Assets	4,961		4,392
Fair value liabilities	17,009		18,530
Securities sold but not yet purchased	15,852		17,424
Other liabilities	1,157		1,106
Derivative Assets
Derivative Assets	2,475		2,032
Derivative Liabilities
Derivative Liabilities	2,747		2,337
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,448		3,123
FVTPL Securities	409		704
FVOCI Securities	5,209		9,138
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,418		2,183
FVTPL Securities	58		137
FVOCI Securities	870		1,438
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,058		6,050
FVOCI Securities	2,322		18,873
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	81
FVOCI Securities	31
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	320		1,307
FVOCI Securities	774		2,803
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,762		2,231
FVTPL Securities	45		160
FVOCI Securities	155		812
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	44,189		54,931
FVTPL Securities	1,568		1,670
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	64		6
Derivative Liabilities
Derivative Liabilities	44		6
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	1		3
Derivative Liabilities
Derivative Liabilities	22		4
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,709		642
Derivative Liabilities
Derivative Liabilities	2,344		746
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	701		1,381
Derivative Liabilities
Derivative Liabilities	337		1,581
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	40,545		33,904
FVTPL Securities	8,205		9,097
FVOCI Securities	28,366		29,926
Business and Government Loans	4,500		5,150
Other Assets	91		85
Fair value liabilities	48,835		39,439
Securities sold but not yet purchased	23,464		14,649
Structured note liabilities	23,268		22,665
Other liabilities	2,103		2,125
Derivative Assets
Derivative Assets	43,345		34,681
Derivative Liabilities
Derivative Liabilities	39,015		28,476
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,751		4,473
FVTPL Securities	139		159
FVOCI Securities	2,908		3,927
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,584		3,655
FVTPL Securities	1,135		1,243
FVOCI Securities	2,305		1,549
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,037		3,532
FVTPL Securities	8		38
FVOCI Securities	4,362		2,153
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,233		458
FVOCI Securities	4,034		4,113
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,530		591
FVTPL Securities	89		92
FVOCI Securities	5,054		3,699
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,223		13,379
FVTPL Securities	8		9
FVOCI Securities	6,013		12,136
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,901		7,656
FVTPL Securities	6,816		7,544
FVOCI Securities	3,690		2,349
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	286		160
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	10		12
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,851		8,066
Derivative Liabilities
Derivative Liabilities	10,706		6,773
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	16,259		14,982
Derivative Liabilities
Derivative Liabilities	14,592		12,451
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	9,073		6,976
Derivative Liabilities
Derivative Liabilities	2,349		1,445
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	9,149		4,657
Derivative Liabilities
Derivative Liabilities	11,368		7,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	13
Derivative Liabilities
Derivative Liabilities			5
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	725		682
FVTPL Securities	3,397		2,442
FVOCI Securities	152		133
Business and Government Loans	6		6
Fair value liabilities	1
Other liabilities	1
Derivative Liabilities
Derivative Liabilities	1		2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	721		675
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4		7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	3,397		2,442
FVOCI Securities	151		132
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 1		$ 2